Average Annual Total Returns{- Fidelity Freedom Blend 2030 Fund} - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-04 - Fidelity Freedom Blend 2030 Fund	Fidelity Advisor Freedom Blend 2030 Fund- Class Z6 Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2030 Fund- Class Z6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0203 Past 1 year	F0203 Since Inception
Total	15.37%	11.31%	[1]	18.40%	13.87%	[1]	14.37%	10.77%	[1]

[1]	(a)From August 31, 2018